CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Preferred Shares - par value	$ 1	$ 1
Preferred Shares - shares authorized	25,000,000	15,000,000
Common Stock - par value	$ 1	$ 1
Common Stock - shares authorized	175,000,000	185,000,000
Common Stock - shares issued	87,338,652	87,338,652
Common Stock - shares outstanding	86,319,583	83,720,866
8% Series B Preferred Shares
Preferred Shares - shares issued	2,000,000	2,000,000
Preferred Shares - shares outstanding	2,000,000	2,000,000
8.875% Series C Preferred Shares
Preferred Shares - shares issued	2,000,000	2,000,000
Preferred Shares - shares outstanding	2,000,000	2,000,000
8.75% Series D Preferred Shares
Preferred Shares - shares issued	3,424,803	3,400,000
Preferred Shares - shares outstanding	3,424,803	3,400,000
9.25% Series E Preferred Shares
Preferred Shares - shares issued	4,600,000
Preferred Shares - shares outstanding	4,600,000